SEC File Number 811-05631
033-23452

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC   20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 45

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
 OF 1940

Amendment No. 46

LEE FINANCIAL MUTUAL FUND, INC.
(Exact name of Registrant as Specified in Charter)

3113 Olu Street, Honolulu, HI  96816-1425
(Address of Principal Executive Office)

Registrant’s telephone number, including area code:  (808) 988-8088
Terrence Lee, President; Lee Financial Mutual Fund, Inc.;
3113 Olu Street, Honolulu, Hawaii 96816-1425
(Name and Address of Agent for Service)
Please send copies of all communications to:
Nancy P. O’Hara
Drinker Biddle & Reath LLP
One Logan Square
Suite #2000
Philadelphia, PA  19103-6996

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective
(check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on_________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on_________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on_________ pursuant to paragraph (a)(2) of Rule 485
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE
This Post-Effective Amendment No. 45 to the Corporation’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 44 filed January 28, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Corporation certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 45 to its registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 46 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Honolulu, and State of Hawaii on the 11th day of February, 2016.

LEE FINANCIAL MUTUAL FUND, INC.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 45 to its registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Terrence K.H. Lee	Chairman, Director,	February 11, 2016
Terrence K.H. Lee	President and CEO

/s/ Clayton W.H. Chow*	Director	February 11, 2016
Clayton W.H. Chow

/s/ Lynden M. Keala*	Director	February 11, 2016
Lynden M. Keala

/s/ Stuart S. Marlowe*	Director	February 11, 2016
Stuart S. Marlowe

/s/ Karen T. Nakamura*	Director	February 11, 2016
Karen T. Nakamura

/s/ Kim F. Scoggins*	Director	February 11, 2016
Kim F. Scoggins

/s/ Nora B. Foley	Treasurer	February 11, 2016
Nora B. Foley	(Chief Financial Officer)

*	Signed as attorney-in-fact pursuant to a Power of Attorney.